Note 32 Amount of capital CC1 (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amount of capital CC1 [Line Items]
Total Tier 1		€ 47,931	€ 45,686	€ 49,597
Total capital tier 2		5,930	7,383	8,547
Total capital tier 1 tier 2		53,861	53,069	58,145
Total RWA		337,066	307,795	353,273
Capital and share premium [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		23,810	26,866	27,259
Retained earnings and equity instruments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		31,436	30,745	29,974
Other accumulated income and other reserves [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(13,952)	(17,200)	(14,023)
Minority interests [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		1,853	2,800	3,656
Net interim attributable profit [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		3,814	2,573	860
Common equity tier 1 CET1 before oter regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		46,962	45,784	47,726
Intangible assets and goodwill [member]
Amount of capital CC1 [Line Items]
Total Tier 1		(1,395)	(1,484)	(3,455)
Direct and indirect holdings in own common equity tier 1 instruments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1	[1]	(356)	(2,800)	(366)
Deferred tax assets [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(1,057)	(1,009)	(1,478)
Other deductions and filters [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(1,416)	(542)	504
Total common equity tier 1 regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(4,223)	(5,835)	(4,795)
Common equity TIER 1 CET1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		42,738	39,949	42,931
Capital instruments and share premium accounts classified as liabilities and qualifying as additional tier 1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		4,875	5,265	6,130
Qualifying tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		318	472	536
Additional tier 1 (CET 1) before regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		5,193	5,737	6,666
Transitional CET1 adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		0	0	0
Total regulatory adjustments to additional tier 1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		0	0	0
Additional tier 1 AT1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		5,193	5,737	6,666
Capital instruments and share premium accounted as tier 2 [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		3,510	4,324	4,540
Qualifying tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		2,310	2,516	3,410
Credit risk adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		213	722	604
Tier 2 before regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		6,033	7,562	8,554
Tier 2 regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		€ (103)	€ (179)	€ (6)
CET 1 phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		12.68%	12.98%	12.15%
Tier 1 phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		14.22%	14.84%	14.04%
Total capital phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		15.98%	17.24%	16.46%

[1]	(1) With respect to 2021, it includes mainly the amount of shares pending to be acquired under the share buyback program based on the maximum limit authorized by the ECB for the BBVA Group as of December 31, 2021 (see Note 4).